UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24066

Lincoln Bain Capital Total Credit Fund

(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Paul Chryssikos, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Robert Horowitz, Esq.

Dechert LLP

1095 Avenue

of the Americas

New York, New York 10036

Kaitlin McGrath, Esq.

Dechert LLP

One International Place

40th Floor

Boston, MA 02110

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Bain Capital Total Credit Fund

Semi-Annual Report

September 30, 2025 (Unaudited)

Lincoln Bain Capital Total Credit Fund

Lincoln Bain Capital Total Credit Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $104,279,205)	$104,738,787
Cash and cash equivalents	314,436
Foreign currency, at value (cost $87,173)	87,673
Dividends and interest receivable	1,273,503
Expense reimbursement receivable from the Adviser	288,807
Deferred offering costs	4,358
Receivable for principal repayments	918
Total assets	106,708,482

Liabilities:
Unrealized depreciation on foreign currency exchange contracts	294
Payable for Investments purchased	1,786,530
Incentive fees payable	290,011
Payable for fund accounting fee	105,692
Management fee payable	85,441
Professional fees payable	79,478
Payable for custodian fees	17,342
Transfer agent fees payable	13,157
Due to manager and affiliates	418
Other accrued expenses payable	16,931
Total liabilities	2,395,294

Net assets	$104,313,188

Components of Net Assets at September 30, 2025:
Paid-in capital	100,030,000
Distributable earnings	4,283,188
$104,313,188

Net asset value per share - Class I (unlimited authorization at $0.001 par value) ($104,283,015 /10,000,000 Shares)	$10.43
Net asset value per share - Class A (unlimited authorization at $0.001 par value) ($10,055 /1,000 Shares)	$10.06
Net asset value per share - Class D (unlimited authorization at $0.001 par value) ($10,058 /1,000 Shares)	$10.06
Net asset value per share - Class IS (unlimited authorization at $0.001 par value) ($10,060 /1,000 Shares)	$10.06

The accompanying notes are an integral part of these financial statements.

Lincoln Bain Capital Total Credit Fund

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2025 (Unaudited)
Investment income:
Interest	$4,840,068

Expenses:
Incentive fees	566,923
Management fees	512,461
Professional fees	287,406
Directors’ fees	106,662
Accounting and administration expenses	92,350
Custodian fees	15,041
Transfer agent fees	13,157
Offering costs expense	5,178
Shareholder service fees	4,272
Trustees’ fees and expenses	934
Reports and statements to shareholders	411
Distribution fees	7
Other expenses	45,126
1,649,928
Less: Expenses reimbursed	(288,807)
Plus: Recoupment of prior expenses reduced by the Adviser	230,736
Total operating expenses	1,591,857

Net investment income	3,248,211

Net realized and unrealized gain (loss):
Net realized gain (loss) from investments	159,975
Net realized gain (loss) on foreign currency transactions	(7,216)
Net change in unrealized appreciation (depreciation) on investments	399,113
Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	(294)
Net change in unrealized appreciation (depreciation) on foreign currency translation	500
Net realized and unrealized gain	552,078

Net increase in net assets resulting from operations	$3,800,289

The accompanying notes are an integral part of these financial statements.

Lincoln Bain Capital Total Credit Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	For the period from March 4, 2025* to March 31, 2025
Increase in net assets from operations:
Net investment income	$3,248,211	$422,430
Net realized gain (loss) on investments and foreign currency	152,759	-
Net change in unrealized appreciation (depreciation) on investments, foreign currency exchange contracts and foreign currency	399,319	60,469
Net increase in net assets resulting from operations	3,800,289	482,899

Capital share transactions:
Proceeds from shares sold (Class I)	-	100,000,000
Proceeds from shares sold (Class A)	10,000	-
Proceeds from shares sold (Class D)	10,000	-
Proceeds from shares sold (Class IS)	10,000	-
Increase in net assets derived from capital share transactions	30,000	100,000,000

Net increase in net assets	3,830,289	100,482,899

Net assets
Beginning of period	100,482,899	-
End of period	$104,313,188	$100,482,899

*	Date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Lincoln Bain Capital Total Credit Fund

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2025 (Unaudited)
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$3,800,289
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments	(159,975)
Net change in unrealized (appreciation) depreciation on investments	(399,113)
Net change in unrealized (appreciation) depreciation on foreign currency exchange contracts	294
Net change in unrealized (appreciation) depreciation on foreign currency translation	(500)
Purchases of investments	(43,530,387)
Proceeds from principal repayments	21,938,495
Net (purchases) sales of money market fund	17,219,858
Accretion of discount on investments	(22,959)
Changes in operating assets and liabilities:
Dividends and interest receivable	(762,740)
Expense reimbursement receivable from the Adviser	263,977
Deferred offering costs	5,178
Receivable for principal repayments	218
Other assets	98,133
Payable for Investments purchased	1,786,530
Incentive fees payable	290,011
Payable for fund accounting fee	92,267
Management fee payable	18,232
Professional fees payable	(70,522)
Payable for custodian fees	15,041
Transfer agent fees payable	13,157
Offering costs payable	(10,328)
Due to manager and affiliates	418
Other accrued expenses payable	(84,471)
Organization costs payable to adviser and affiliates	(352,023)
Net cash provided by (used in) operating activities	149,080

Cash flows from financing activities:
Proceeds from shares sold	30,000
Net cash provided by (used in) financing activities	30,000

Net increase (decrease) in cash and cash equivalents	179,080
Cash and cash equivalents at beginning of period	222,529
Effects of foreign currency exchange rate changes on cash and cash equivalents	500
Cash and cash equivalents and Foreign currency at end of period	$402,109

The accompanying notes are an integral part of these financial statements.

Lincoln Bain Capital Total Credit Fund

SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Loan Agreements (First-Lien) - 52.7%
Delayed Drawn Term Loan
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)	S+ 5.75%	10.05%	3/27/2027	2,055,593	$2,055,593	$2,055,593	2.0%
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)	S+ 5.75%	10.07%	3/27/2027	2,053,455	2,053,455	2,053,455	2.0%
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)	S+ 5.50%	10.55%	3/27/2027	453,711	453,711	453,711	0.4%
DTIQ Technologies Inc.	Services: Business	(4)(5)(6)			9/30/2029	-	(11,503)	(11,265)	0.0%
Easy Ice, LLC	Services: Business	(4)(5)(6)	S+ 5.40%	9.52%	10/30/2030	212,123	205,430	212,123	0.2%
Govineer Solutions LLC	High Tech Industries	(4)(5)(6)			10/7/2030	-	(6,567)	-	0.0%
Margaux Acquisition Inc.	Insurance	(4)	S+ 4.75%	9.19%	12/19/2027	795,802	795,802	795,802	0.8%
Margaux Acquisition Inc.	Insurance		S+ 4.75%	9.19%	12/19/2027	327,322	327,322	324,010	0.3%
TVG Shelby Buyer Inc.	Healthcare & Pharmaceuticals	(4)(5)(6)	S+ 5.50%	9.50%	3/27/2028	519,581	519,581	519,581	0.5%
							6,392,824	6,403,010	6.2%
Revolver
AMI Buyer Inc.	High Tech Industries	(4)(5)(6)	S+ 5.00%	8.94%	10/17/2031	-	(4,366)	-	0.0%
Atlas US Finco Inc.	High Tech Industries	(4)(5)(6)			12/9/2028	-	-	-	0.0%
Crow River Buyer Inc.	Services: Business	(4)(5)(6)	S+ 5.00%	9.31%	1/31/2029	-	-	-	0.0%
DTIQ Technologies Inc.	Services: Business	(4)(5)(6)	S+ 7.50%	11.67%	9/30/2029	37,533	28,910	29,088	0.0%
Easy Ice, LLC	Services: Business	(4)(5)(6)	S+ 5.40%	9.64%	10/30/2030	35,840	29,797	35,840	0.0%
Govineer Solutions LLC	High Tech Industries	(4)(5)(6)			10/7/2030	-	(4,378)	-	0.0%
Margaux Acquisition Inc.	Insurance	(5)(6)			12/19/2027	-	-	(15,186)	0.0%
Saturn Purchaser Corp.	Aerospace & Defense	(4)(5)(6)			7/22/2030	-	-	-	0.0%
TVG Shelby Buyer Inc.	Healthcare & Pharmaceuticals	(4)(5)(6)			3/27/2028	-	-	-	0.0%
							49,963	49,742	0.0%
Term Loan
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)	S+ 5.75%	9.90%	3/27/2027	403,932	403,932	403,932	0.4%
Allo Holdco Borrower LLC	Telecommunications	(4)(7)	S+ 7.50%	15.50%	4/16/2032	5,131,702	5,056,701	5,054,726	4.8%
AMI Buyer Inc.	High Tech Industries	(4)	S+ 5.00%	8.90%	10/17/2031	4,341,185	4,310,187	4,341,184	4.2%
Atlas US Finco Inc.	High Tech Industries	(4)	S+ 5.00%	9.33%	12/9/2029	4,354,015	4,354,014	4,354,014	4.2%
Crow River Buyer Inc.	Services: Business	(4)	S+ 6.00%	10.31%	1/31/2029	3,981,000	3,981,000	3,981,000	3.8%
DTIQ Technologies Inc.	Services: Business	(4)	S+ 7.50%	11.66%	9/30/2029	3,658,286	3,601,998	3,603,411	3.5%
Easy Ice, LLC	Services: Business	(4)	S+ 5.40%	9.71%	10/30/2030	3,628,533	3,579,418	3,628,533	3.5%
Ergotron Acquisition LLC	Consumer Goods: Durable	(4)	S+ 5.25%	9.42%	7/6/2028	4,958,217	4,958,216	4,958,216	4.7%
Govineer Solutions LLC	High Tech Industries	(4)	S+ 5.00%	9.00%	10/7/2030	3,375,000	3,352,269	3,375,000	3.2%
Margaux Acquisition Inc.	Insurance	(4)	S+ 4.75%	9.19%	12/19/2027	2,450,894	2,450,894	2,450,894	2.3%
Margaux Acquisition Inc.	Insurance		S+ 4.75%	9.19%	12/19/2027	290,475	290,475	287,536	0.3%
Margaux Acquisition Inc.	Insurance	(4)	S+ 4.75%	9.19%	12/19/2027	807,814	807,814	807,814	0.8%
Primeflight Acquisition LLC	Transportation: Consumer	(4)	S+ 5.50%	9.80%	5/1/2029	3,958,627	3,958,627	3,958,627	3.8%
Primeflight Acquisition LLC	Transportation: Consumer	(4)	S+ 5.50%	9.50%	5/1/2029	1,003,322	1,003,322	1,003,322	1.0%
Saturn Purchaser Corp.	Aerospace & Defense	(4)	S+ 4.75%	9.09%	7/22/2030	4,305,760	4,305,760	4,305,760	4.1%
Substantial Holdco Limited	Telecommunications	(4)(5)(6)			4/20/2030	-	-	(8,628)	0.0%
TVG Shelby Buyer Inc.	Healthcare & Pharmaceuticals	(4)	S+ 5.50%	9.50%	3/27/2028	1,968,053	1,968,053	1,968,053	1.9%
							48,382,680	48,473,394	46.5%

Loan Agreements (First-Lien) Total - 52.7%							$54,825,467	$54,926,146	52.7%

Money Market Fund - 14.7%
State Street Institutional U.S. Government Money Market Fund Premier Class		(8)		4.09%		15,382,937	$15,382,937	$15,382,937	14.7%
Money Market Fund Total - 14.7%							$15,382,937	$15,382,937	14.7%

The accompanying notes are an integral part of these financial statements.

Lincoln Bain Capital Total Credit Fund

SCHEDULE OF INVESTMENTS (continued)
September 30, 2025 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Non-Agency Asset Backed Securities - 29.0%
1988 CLO Ltd.
Series 2023-2A, Class SUB	Finance	(9)	S+ 0.00%	0.00%	4/15/2038	250,000	$135,625	$111,279	0.1%
American Money Management Corp
Series 2022-27A, Class SUB	Finance	(9)	S+ 0.00%	0.00%	1/20/2037	1,000,000	938,574	941,789	0.9%
American Money Management Corp
Series 2023-26A, Class ER	Finance		S+ 6.50%	10.82%	4/15/2036	2,000,000	2,000,000	2,017,678	1.9%
Anchorage Credit Funding Ltd.
Series 2021-13A, Class SUB	Finance	(9)	S+ 0.00%	0.00%	7/27/2039	750,000	439,551	534,455	0.5%
Annisa CLO Ltd.
Series 2016-2A, Class ERR	Finance		S+ 6.93%	11.25%	7/20/2031	2,000,000	2,007,068	1,989,830	1.9%
Apidos CLO Ltd.
Series 2018-29A, Class ER	Finance		S+ 6.00%	10.32%	7/25/2038	2,000,000	2,000,000	2,041,418	2.0%
Apidos CLO Ltd.
Series 2012-11A, Class ER4	Finance		S+ 6.00%	10.32%	4/17/2034	350,000	353,850	352,355	0.3%
Ares CLO Ltd.
Series 2017-44A, Class DRR	Finance		S+ 6.25%	10.54%	4/15/2034	600,000	600,000	603,281	0.6%
Assurant CLO II Ltd.
Series 2018-2A, Class E	Finance		S+ 5.86%	10.19%	4/20/2031	400,000	400,000	398,150	0.4%
Battalion CLO XXI Ltd.
Series 2021-21A, Class D	Finance		S+ 3.56%	7.88%	7/15/2034	250,000	229,410	244,125	0.2%
Canyon Capital CLO Ltd.
Series 2021-4A, Class ER	Finance		S+ 6.00%	10.32%	10/15/2034	1,450,000	1,450,000	1,456,455	1.4%
CBAMR Ltd.
Series 2021-14A, Class ER	Finance		S+ 6.20%	10.16%	10/20/2038	650,000	650,000	650,000	0.6%
Cedar Funding Ltd.
Series 2023-17A, Class ER	Finance		S+ 6.50%	10.83%	7/20/2038	900,000	900,000	903,915	0.9%
Cedar Funding Ltd.
Series 2024-18A, Class E	Finance		S+ 6.65%	10.97%	4/23/2037	250,000	253,965	254,124	0.3%
Columbia Cent CLO 30 Ltd.
Series 2020-30A, Class D	Finance		S+ 4.10%	8.43%	1/20/2034	325,000	298,277	316,193	0.3%
Deutsche Bank AG
Series 2025-2A, Class CLN	Finance	(4)	S+ 7.25%	11.24%	1/21/2035	2,300,000	2,311,510	2,334,506	2.2%
Jamestown CLO Ltd.
Series 2018-11A, Class D	Finance		S+ 6.28%	10.60%	7/14/2031	500,000	500,000	489,908	0.5%
Jamestown CLO Ltd.
Series 2021-16A, Class ER	Finance		S+ 6.95%	11.27%	7/25/2034	400,000	393,054	392,353	0.4%
KKR Financial CLO Ltd.
Series -20, Class E	Finance		S+ 5.76%	10.08%	10/16/2030	250,000	251,512	250,000	0.2%
LCM Ltd.
Series -34A, Class D	Finance		S+ 3.61%	7.94%	10/20/2034	275,000	252,320	267,809	0.3%
Madison Park Euro Funding
Series -15A, Class FRR	Finance		S+ 8.25%	10.28%	7/15/2036	525,000	607,398	616,372	0.6%
Madison Park Funding Ltd.
Series -13A, Class E	Finance		S+ 6.31%	10.63%	11/21/2030	300,000	301,904	300,000	0.3%
Madison Park Funding XXXVIII Ltd.
Series 2021-38A, Class E	Finance		S+ 6.26%	10.58%	7/17/2034	2,000,000	1,983,200	2,000,000	1.9%
Neuberger Berman CLO Ltd.
Series 2023-53A, Class SUB	Finance	(9)	S+ 0.00%	0.00%	10/24/2037	1,000,000	834,472	848,582	0.8%
Octagon Investment Partners
Series 2019-1A, Class ER	Finance		S+ 6.82%	11.14%	4/15/2035	450,000	427,239	422,069	0.4%
Pikes Peak CLO Ltd.
Series 2021-8A, Class SUB	Finance	(9)	S+ 0.00%	0.00%	7/20/2034	3,100,000	1,786,530	1,786,530	1.7%
Regatta Funding
Series 2018-1A, Class R1A	Finance	(4)(9)	S+ 0.00%	0.00%	7/17/2037	4,934,000	14,802	-	0.0%
Regatta Funding
Series 2018-1A, Class R2	Finance	(4)(9)	S+ 0.00%	0.00%	7/17/2037	4,934,000	147,324	-	0.0%
Regatta Funding
Series 2018-1A, Class SUB	Finance	(4)(9)	S+ 0.00%	0.00%	7/17/2037	2,700,000	739,800	938,097	0.9%
Romark CLO Ltd.
Series 2017-1A, Class D	Finance		S+ 6.91%	11.23%	10/23/2030	1,100,000	1,105,497	1,094,731	1.1%
RR Ltd.
Series 2019-7A, Class D1B	Finance		S+ 6.50%	10.82%	1/15/2037	350,000	350,867	350,016	0.3%
Saranac CLO Ltd.
Series 2020-8A, Class E	Finance		S+ 8.38%	12.59%	2/20/2033	200,000	147,338	145,191	0.1%
Saratoga Investment Corp.
Series 2013-1A, Class ER3	Finance		S+ 7.76%	12.09%	4/20/2033	550,000	435,211	424,771	0.4%
Trinitas CLO Ltd.
Series 2016-4A, Class ER	Finance		S+ 6.56%	10.89%	10/18/2031	550,000	544,500	546,668	0.5%
Venture 31 CLO Ltd.
Series 2018-31A, Class D	Finance		S+ 3.08%	7.41%	4/20/2031	2,200,000	2,002,000	2,099,513	2.0%
Venture 38 CLO Ltd.
Series 2019-38A, Class E	Finance		S+ 7.23%	11.54%	7/30/2032	750,000	487,650	521,343	0.5%
Vibrant CLO Ltd.
Series 2019-11A, Class D	Finance		S+ 7.03%	11.36%	7/20/2032	375,000	377,595	376,295	0.4%
Vibrant CLO Ltd.
Series 2021-12A, Class DRR	Finance		S+ 5.95%	10.10%	4/20/2034	250,000	250,000	250,154	0.3%
Voya CLO Ltd.
Series 2013-3A, Class DR	Finance		S+ 6.16%	10.49%	10/18/2031	300,000	301,048	299,585	0.3%
Voya CLO Ltd.
Series 2020-1A, Class ER	Finance		S+ 6.61%	10.93%	7/16/2034	650,000	653,310	651,764	0.6%
Non-Agency Asset Backed Securities Total - 29.0%							$29,862,401	$30,221,304	29.0%

The accompanying notes are an integral part of these financial statements.

Lincoln Bain Capital Total Credit Fund

SCHEDULE OF INVESTMENTS (continued)
September 30, 2025 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Private Asset Backed Securities - 4.0%
Mezzanine Tranche
Skywire Issuer, LLC Class C Notes	Media: Broadcasting & Subscription	(4)	S+ 9.50%	9.50%	9/30/2055	4,500,000	$4,208,400	$4,208,400	4.0%
Private Asset Backed Securities - 4.0%							$4,208,400	$4,208,400	4.0%

Total Investments - 100.4%							$104,279,205	$104,738,787	100.4%

(1)	Unless otherwise indicated, all loan investments held by the Fund are denominated in U.S. dollars. All loan investments are income producing unless otherwise indicated. Certain portfolio fund investments may be subject to contractual restrictions on sales. The total par amount is presented for loan investments.
(2)	Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to SOFR including SOFR adjustment, if any, (“S”) at the 'borrower's option which generally resets periodically. S loans are typically indexed to 12 month, 6 month, 3 month or 1 month S rates. For each such loan, the Fund has provided the interest rate in effect on the date presented.
(3)	The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on loan investments using the effective interest method in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
(4)	Investment valued using unobservable inputs (Level 3).
(5)	The Fund has an unfunded commitment to fund delayed draw and/or revolving senior secured loans. The interest rate for the unfunded portion will be determined at the time of funding. Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion.
(6)	Represents an unfunded loan commitment. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
(7)	Interest or dividend is paid-in-kind, when applicable.
(8)	The rate shown is the annualized seven-day yield as of September 30, 2025.
(9)	Equity tranche. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the CLO structure. CLO tranches are generally issued at a discount and have no contractual principal and interest payments.

The accompanying notes are an integral part of these financial statements.

Lincoln Bain Capital Total Credit Fund

SCHEDULE OF FOREIGN CURRENCY EXCHANGE CONTRACTS 1

September 30, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	716,125	EUR	600,000	Wells Fargo Bank, National Association	09/15/2026	$-	$(294)
Total Foreign Currency Exchange Contracts						$-	$(294)

[1]	See Note 8 in Notes to Financial Statements

The accompanying notes are an integral part of these financial statements.

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)

1.	Organization

Lincoln Bain Capital Total Credit Fund (the “Fund”) is a Delaware statutory trust formed on December 12, 2024 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. Lincoln Financial Investments Corporation serves as the Fund’s investment adviser (the “Adviser” or “Lincoln”) and is responsible for overseeing the allocation of the Fund’s assets across strategies. BCSF Advisors, LP serves as the Fund’s sub-adviser (the “Sub-Adviser” or “Bain” and together with the Adviser, the “Advisers”) and is responsible for selecting portfolio securities for the Fund. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”). The Fund’s Class A Shares, Class D Shares, and Class IS Shares commenced operations on September 2, 2025. The registration statement relating to the Fund was declared effective by the Securities and Exchange Commission (the “SEC”) on September 9, 2025.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund offers Class A, Class D, Class I and Class IS shares. The Class A shares and Class D shares are subject to a distribution and service fee. Class A and Class D shares are each sold with a maximum front-end sales charge of up to 3.00 and 3.50% respectively.

The Fund intends to conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. Quarterly repurchases shall commence within two calendar quarters after the effective date of the Registration Statement.

The Fund’s Shares are offered on a daily basis. The minimum initial investment with respect to Class A and Class D Shares is $2,500 for all accounts. With respect to Class I Shares, the minimum initial investment is $1,000,000 for all accounts. The minimum initial investment with respect to Class IS Shares is $25,000 for all accounts.

The Fund’s investment objective is to seek high risk-adjusted returns across various market cycles with a focus on current income.

2.	Significant Accounting Policies

The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services - Investment Companies”.

Security Valuation — Open-end investment companies are valued at their closing net asset value (“NAV”). Investments in government money market funds have a stable NAV. Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund’s Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board. The Valuation Committee was established by the Adviser, the Board designated “valuation designee”, to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as Sub-Adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

2.	Significant Accounting Policies (continued)

Federal Income Taxes — No provision for federal income taxes has been made because the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund has adopted a tax year end of October 31 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. The Fund’s initial tax year end will be October 31, 2025.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended September 30, 2025, the Fund did not incur any interest or penalties.

The tax character of distributions will be evaluated once paid after the Tax Year ended October 31, 2025. The components of distributable earnings/deficit on a tax basis will be evaluated as of October 31, 2025. The book cost has not been adjusted for book/tax basis differences.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates —– The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Unfunded Loan Commitments — Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. The Fund intends to maintain sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

2.	Significant Accounting Policies (continued)

Other — Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, quarterly. Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Segment Reporting — The Adviser’s Investment Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment because the Fund has a single investment strategy, against which the CODM assesses performance. The CODM monitors the operating results of the Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

Organizational Expenses — Organizational costs are expensed as incurred and consist of costs incurred to establish the Fund and enable it to legally do business. These costs, which amounted to $603,425 have been paid by the Adviser. These costs are subject to recoupment in accordance with the Fund’s expense limitation agreement.

Offering Costs — Offering costs are deferred until the Fund commences operations and then amortized over the first 12 months of operations on a straight-line basis. Offering costs consist of costs incurred in connection with the Fund’s offering of Shares, such as preparation of the Fund’s registration statement. These costs, which amounted to $10,278 have been paid by the Adviser. These costs are subject to recoupment in accordance with the Fund’s expense limitation agreement.

Early Repurchase Fee — Repurchases of Shares from Shareholders by the Fund will be paid in cash. The Fund does not impose any charges in connection with repurchases of Shares except with respect to Shares held for less than one year. An early repurchase fee (the “Early Repurchase Fee”) payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares. The Early Repurchase Fee will equal 2.00% of the NAV of the Shares repurchased less than one year from the date of purchase. Once Shareholders have held Shares for a year, no fee will be assessed in association with a Share repurchase. The Early Repurchase Fee is payable to the Fund and not to the Advisers. An Early Repurchase Fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and will not discriminate unfairly against any Shareholder.

3.	Management Fees and Other Transactions with Affiliates

The Adviser is a registered investment adviser and wholly owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”), a wholly owned subsidiary of Lincoln National Corporation. The Adviser is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment Sub-Adviser, and providing certain administrative services to the Fund. For its services, the Adviser receives a management fee at an annual rate of 1.00% of the Fund’s average daily gross assets plus incentive fee as discussed below. The management fee is calculated daily and paid monthly.

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

3.	Management Fees and Other Transactions with Affiliates (continued)

Pursuant to the Investment Advisory Agreement, and in further consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to an incentive fee. The Incentive Fee is accrued monthly and payable quarterly in arrears at 15% of the Fund’s pre-incentive fee net investment income for the immediately preceding quarter for each class of Shares, subject to a preferred return of 1.5% of NAV (6.00% annualized) “the “Hurdle”) and a “catch up” feature. For the calculation of Incentive Fee, “pre-incentive fee net investment income” is compromised of (a) interest income, dividend income and any other income accrued during the fiscal quarter, minus (b) operating expenses for the quarter, including distribution and/or shareholder servicing fees. During the six months ended September 30, 2025, the amount of incentive fees was $566,923.

The Adviser has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses calculated and reimbursed on a Class-by -Class basis (excluding interest, incentive fees, taxes, dividends tied to short sales, and brokerage commissions; underlying fund fees and expenses; other expenses attributable to, and incurred as a result of, the Fund’s investments; amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act; and extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business (as determined in the discretion of the Adviser)) exceed 2.85% for Class A, 2.50% for Class D, 2.00% for Class I and 2.00% for Class IS of the Fund’s average daily net assets. The reimbursement is accrued daily and received monthly. The agreement will continue at least through August 1, 2027, and cannot be terminated before that date without the mutual agreement of the Board and the Adviser.

The Adviser retains the right to receive reimbursements of excess amounts waived or paid by the Adviser under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to the Adviser and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended September 30, 2025, the Adviser has recouped $230,736 in previously reimbursed Fund expenses.

The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:

Expiration Date
2028
The Adviser	$322,048

The Sub-Adviser is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, the Adviser, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily gross assets.

Lincoln Life prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $411 for the six months ended September 30, 2025.

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.05% of the Fund’s average daily net assets. In addition, the Fund pays Lincoln life a shareholder service fee of up to 0.25% of the Fund’s average daily net assets for the Class A, D and IS shares. The fees are calculated daily and paid monthly. The fees are included in “Shareholder servicing fees” on the Statement of Operations. As of September 30, 2025, the amount of these fees was $4,272.

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

3.	Management Fees and Other Transactions with Affiliates (continued)

Pursuant to a distribution and service plan, the Fund is authorized to pay service organizations, including affiliates of the Adviser, out of the assets of the Class A and Class D shares an annual fee (“12b-1 Fee”) not to exceed 0.75% of its aggregate NAV as of the beginning of the first calendar day of each applicable month, as compensation or reimbursement for services rendered and/or expenses borne. The Fund has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI, whereby the 12b-1 Fee is currently limited to 0.60% and 0.25% of each the Class A and Class D shares respectively. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated and paid monthly.

At September 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable due from the Adviser	$288,807
Management fees payable to the Adviser	$85,441
Printing and mailing fees payable to Lincoln Life	$418

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Lincoln Life owned 50% of the Fund’s Class I and 100% of each of the Class A, D and IS shares at September 30, 2025. The Sub-Adviser owned 50% of the Fund's Class I shares at September 30, 2025.

Other Service Providers — The Fund has entered into an Accounting Service Agreement, a Custody Services Agreement and Transfer Agency and Service Agreement with State Street Bank (“SSB”) to provide administrative and fund accounting services, serve as Custodian and to act as Transfer and Shareholder Services Agent.

4.	Investments

For the six months ended September 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchase	$43,530,387

At September 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$104,279,205
Aggregate unrealized appreciation of investments and derivatives	$468,210
Aggregate unrealized depreciation of investments and derivatives	$(8,922)
Net unrealized appreciation of investments and derivatives	$459,288

For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2025.

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

4.	Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

●	Level 1 — inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

●	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

●	Level 3 — inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2025:

Investments:	Level 1	Level 2	Level 3	Total
Assets:
Loan Agreements (First-Lien)	$-	$596,360	$54,329,786	$54,926,146
Money Market Fund	15,382,937	-	-	15,382,937
Non-Agency Asset-Backed Securities	-	26,948,701	3,272,603	30,221,304
Private Asset-Backed Securities	-	-	4,208,400	4,208,400
	$15,382,937	$27,545,061	$61,810,789	$104,738,787
Liabilities:
Foreign Currency Exchange Contracts	$-	$(294)	$-	$(294)
	$-	$(294)	$-	$(294)

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

4.	Investments (continued)

The following table presents the change in the fair value of financial instruments for which Level 3 inputs were used to determine the fair value for the six months ended September 30, 2025:

	Balances as of April 1, 2025	Reclassifications	Purchases	Repayments	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (deprecation)	Balance as of September 30, 2025	Net change in unrealized (depreciation) from Level 3 investments still held as of September 30, 2025
Loan Agreements (First-Lien)	$59,151,689	$-	$6,185,600	$(10,197,388)	$-	$(924,000)	$23,200	$-	$90,685	$54,329,786	$90,685
Non-Agency Asset-Backed Securities	-	-	3,214,623	-	-	-	(1,186)	-	59,166	3,272,603	59,166
Private Asset-Backed Securities	-	-	4,208,400	-	-	-	-	-	-	4,208,400	-
Total	$59,151,689	$-	$13,608,623	$(10,197,388)	$-	$(924,000)	$22,014	$-	$149,851	$61,810,789	$149,851

For the year ended September 30, 2025, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.

The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the six months ended September 30, 2025.

Asset Type	Fair Value at September 30, 2025	Valuation Techniques	Unobservable Input	Range (Weighted Average) (a)
Loan Agreements	$ 54,329,786	Discounted Cash Flows	Comparative Yield	8.42 - 17.01% (9.89%)
Non-Agency Asset-Backed Securities	3,272,603	Discounted Cash Flows	Comparative Yield	7.81 - 9.52% (9.03%)
Private Asset-Backed Securities	4,208,400	Recent Transaction	Cost	#

# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the Fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.

Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund’s securities.

The composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2025 was as follows:

	Amortized Cost	Fair Value	% of Total Investments at Fair Value
Loan Agreements (First-Lien)	$54,825,467	$54,926,146	52.4%
Money Market Fund	15,382,937	15,382,937	14.7%
Non-Agency Asset-Backed Securities	29,862,401	30,221,304	28.9%
Private Asset-Backed Securities	4,208,400	4,208,400	4.0%
	$104,279,205	$104,738,787	100.0%

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

4.	Investments (continued)

The industry composition of investments based on fair value as of September 30, 2025 was as follows:

September 30, 2025
Finance	28.9%
Money Market Fund	14.7%
High Tech Industries	11.5%
Services: Business	11.0%
Healthcare & Pharmaceuticals	7.1%
Telecommunications	4.8%
Transportation: Consumer	4.7%
Consumer Goods: Durable	4.7%
Insurance	4.5%
Aerospace & Defense	4.1%
Media: Broadcasting & Subscription	4.0%
Total	100.0%

5.	Commitments and Contingencies

The Fund’s investment portfolio may contain debt investments which are in the form of lines of credit or delayed draw commitments, which require us to provide funding when requested by portfolio companies in accordance with underlying loan agreements.

Investment Name	Investment Type	Unfunded Commitments	Fair Value
AMI Buyer Inc.	Revolver	637,000	-
Atlas US Finco In	Revolver	613,000	-
Crow River Buyer Inc.	Revolver	1,019,000	-
DTIQ Technologies Inc.	Delayed Draw Term Loan	751,000	(11,265)
DTIQ Technologies Inc.	Revolver	525,467	(7,882)
Easy Ice, LLC	Delayed Draw Term Loan	682,930	-
Easy Ice, LLC	Revolver	412,160	-
Govineer Solutions LLC	Delayed Draw Term Loan	975,000	-
Govineer Solutions LLC	Revolver	650,000	-
Margaux Acquisition Inc.	Revolver	303,000	(15,186)
Saturn Purchaser Corp.	Revolver	595,000	-
Substantial Holdco Limited	Accordion Facility	3,812,004	1,314,758
TVG Shelby Buyer Inc.	Delayed Draw Term Loan	2,220,808	-
TVG Shelby Buyer Inc.	Revolver	274,000	-
		$13,470,369	$1,280,425

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

6.	Capital Shares

Transactions in capital shares were as follows:

Six Months Ended
September 30, 2025
Class I
Shares sold	-
Class A
Shares sold	1,000
Class D
Shares sold	1,000
Class IS
Shares sold	1,000
Net increase	3,000

7.	Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

Class I	Six Months Ended September 30, 2025 (6) (Unaudited)	March 31, 2025
Per share data (2):
Net asset value, beginning of period	$10.05	$10.00

Net investment income (loss)	0.32	0.05
Net realized and unrealized gain (loss)	0.06	-	(3)
Net increase (decrease) in net assets from operations	0.38	0.05

Net asset value, end of period	$10.43	$10.05
Shares Outstanding, end of period	10,000,000	10,000,000

Total Return (4)	3.78%	0.50%

Ratios and supplemental data:
Net assets, end of period	104,283,015	100,482,899
Net investment income (loss) to average net assets before Incentive Fees	7.74%	6.05	% (5)
Ratio of gross expenses to average net assets, excluding Incentive Fees	1.82%	3.23	% (5)
Ratio of Incentive Fees to average net assets	0.55%	-%
Ratio of gross expenses and Incentive Fees to average net assets	2.37%	3.23	% (5)
Ratio of expenses waivers to average net assets	(0.11)%	(1.23)%
Ratio of net expenses and Incentive Fees to average net assets	2.26%	2.00	% (5)
Ratio of net expenses to average net assets, excluding Incentive Fees	1.71%	2.00	% (5)

Portfolio Turnover	-%	-%

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

7.	Financial Highlights (continued)

Class A	September 2, 2025 (1) to September 30, 2025 (Unaudited)
Per share data (2):
Net asset value, beginning of period	$10.00

Net investment income (loss)	0.05
Net realized and unrealized gain (loss)	0.01
Net increase (decrease) in net assets from operations	0.06

Net asset value, end of period	$10.06
Shares Outstanding, end of period	1,000

Total Return (4)	0.60%

Ratios and supplemental data:
Net assets, end of period	10,055
Net investment income (loss) to average net assets before Incentive Fees	7.02%
Ratio of gross expenses to average net assets, excluding Incentive Fees	3.49%
Ratio of Incentive Fees to average net assets	0.09%
Ratio of gross expenses and Incentive Fees to average net assets	3.58%
Ratio of expenses waivers to average net assets	(0.64)%
Ratio of net expenses and Incentive Fees to average net assets	2.94%
Ratio of net expenses to average net assets, excluding Incentive Fees	2.85%

Portfolio Turnover	-%

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

7.	Financial Highlights (continued)

Class D	September 2, 2025 (1) to September 30, 2025 (Unaudited)
Per share data (2):
Net asset value, beginning of period	$10.00

Net investment income (loss)	0.05
Net realized and unrealized gain (loss)	0.01
Net increase (decrease) in net assets from operations	0.06

Net asset value, end of period	$10.06
Shares Outstanding, end of period	1,000

Total Return (4)	0.60%

Ratios and supplemental data:
Net assets, end of period	10,058
Net investment income (loss) to average net assets before Incentive Fees	7.37%
Ratio of gross expenses to average net assets, excluding Incentive Fees	3.14%
Ratio of Incentive Fees to average net assets	0.09%
Ratio of gross expenses and Incentive Fees to average net assets	3.23%
Ratio of expenses waivers to average net assets	(0.64)%
Ratio of net expenses and Incentive Fees to average net assets	2.59%
Ratio of net expenses to average net assets, excluding Incentive Fees	2.50%

Portfolio Turnover	-%

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

7.	Financial Highlights (continued)

Class IS	September 2, 2025 (1) to September 30, 2025 (Unaudited)
Per share data (2):
Net asset value, beginning of period	$10.00

Net investment income (loss)	0.05
Net realized and unrealized gain (loss)	0.01
Net increase (decrease) in net assets from operations	0.06

Net asset value, end of period	$10.06
Shares Outstanding, end of period	1,000

Total Return (4)	0.60%

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	10,060
Net investment income (loss) to average net assets before Incentive Fees	7.86%
Ratio of gross expenses to average net assets, excluding Incentive Fees	2.87%
Ratio of Incentive Fees to average net assets	0.09%
Ratio of gross expenses and Incentive Fees to average net assets	2.96%
Ratio of expenses waivers to average net assets	(0.87)%
Ratio of net expenses and Incentive Fees to average net assets	2.09%
Ratio of net expenses to average net assets, excluding Incentive Fees	2.00%

Portfolio Turnover	-%

(1)	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)	Amount rounds to less than 0.00.
(4)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a reimbursement by the Adviser. Performance would have been lower had the reimbursement not been in effect.
(5)	Amounts are annualized except for organizational costs and expense support amounts relating to organizational costs.
(6)	Ratios have been annualized and portfolio turnover and total return have not been annualized.

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

8. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts - The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended September 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Fair values of derivatives instruments as of September 30, 2025 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized depreciation on foreign currency exchange contracts	$-	Unrealized depreciation on foreign currency exchange contracts	$(294)

The effect of derivatives instruments on the Statement of Operations for the six months ended September 30, 2025 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$-	$(294)

Average Volume of Derivatives – The table below summarizes the average balance of derivatives holdings on a monthly basis by the Fund during the six months ended September 30, 2025.

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$-	$716,125

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

9.	Risk Factors

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.

The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. However, it is possible that a senior tranche of a CLO could experience losses, particularly in stressed market conditions, due to defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool, increased sensitivity to defaults due to collateral default, market anticipation of defaults and investor aversion to CLO securities as an asset class. In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may be subject to different interpretations and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund’s portfolio investments.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to the Adviser, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025 (Unaudited)

10.	Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

11.	Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which intends to improve the transparency of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Fund is currently assessing the impact of this guidance, however, the Fund does not expect a material impact on its financial statements.

12.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not applicable to this semi-annual report.

(b)	Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this Report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics – Not applicable to this semi-annual report.

(a)(2)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Bain Capital Total Credit Fund

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	November 21, 2025

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	November 24, 2025